Lease - Summary of Amounts Relating to Leases in Consolidated Statements of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease [Line Items]
Right-of-use assets	₩ 7,164	₩ 6,621	₩ 5,958
Lease liabilities
Current	3,179	4,225
Non-current	3,942	2,337
Total	7,121	6,562
Offices
Lease [Line Items]
Right-of-use assets	6,250	4,720	5,067
Vehicle
Lease [Line Items]
Right-of-use assets	121	368	65
Others
Lease [Line Items]
Right-of-use assets	₩ 793	₩ 1,533	₩ 826